Subsequent Events (Details Narrative) (10-K) - Second Registration Statement [Member] - USD ($)	2 Months Ended	12 Months Ended
	Mar. 09, 2020	Dec. 31, 2019
Number of shares sold	4,363,744	267,367
Number of shares issued, pro-rata commitment	17,786
Proceeds from sale of stock	$ 304,785	$ 15,986